Income Taxes Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	34.00%	34.00%	34.00%
State income taxes, net of federal benefit	3.32%	3.31%	2.03%
Other temporary differences	0.07%	0.23%	1.45%
Write-off of due to affiliates	(76.14%)	0.00%	0.00%
Other permanent differences	2.58%	(0.01%)	(0.09%)
Valuation allowance	36.17%	(37.53%)	(37.39%)
Effective tax rate	0.00%	0.00%	0.00%